RELATED PARTY TRANSACTION AND BALANCES	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTION AND BALANCES
RELATED PARTY TRANSACTION AND BALANCES

19.RELATED PARTY TRANSACTION AND BALANCES

The Company has entered into royalty agreements with Recruit Management Solutions Co., Ltd. (“RMS”) and Recruit Career Co., Ltd. (“RCC”), which are wholly owned subsidiaries of Recruit Holdings Co., Ltd. (“Recruit”), for the use of training and online assessment materials. Recruit is a shareholder of the Company. The royalty fees charged by RMS were RMB146, RMB133 and RMB152 during the years ended December 31, 2014, 2015 and 2016, respectively. The royalty fees charged by RCC were RMB273, RMB169 and RMB60 during the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the royalty payables due to RMS were RMB31 and RMB74, respectively. As of December 31, 2015 and 2016, the royalty payables due to RCC were RMB25 and RMB8, respectively.